Redeemable Non-Controlling Interests / Redeemable Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2014
Change in Carrying Amount of Redeemable Non-controlling Interests

The change in the carrying amount of redeemable non-controlling interests for the years ended December 31, 2012, 2013 and 2014 is as follows:

	Year ended December 31, 2012	Year ended December 31, 2013	Year ended December 31, 2014
Beginning balance	219,694	323,294	0
Loss attributable to the redeemable non-controlling interests	(41,963)	(6,918)	0
Foreign currency translation adjustment	328	1,373	0
Accretion to redemption value of redeemable non-controlling interests	153,984	33,077	0
Payment of dividend to redeemable non-controlling interests	(8,749)	0	0
Reclassification to liability (redeemable preferred shares)	0	(350,826)	0

Ending balance	323,294	0	0

Change in Carrying Amount of Liability for Redeemable Preferred Shares

The change in the carrying amount of the liability for redeemable preferred shares for the years ended December 31, 2012, 2013 and 2014 is as follows:

	Year ended	Year ended	Year ended
	December 31, 2012	December 31, 2013	December 31, 2014
Beginning balance	0	0	387,816
Reclassification from redeemable non-controlling interests	0	350,826	0
Interest expenses	0	36,990	102,950
Settlement through the troubled debt restructuring (Note 19)	0	0	(490,766)

Ending balance	0	387,816	0